Transactions with Related Parties, Central Shipping Inc (Details) - Related Party [Member] - CSI [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Transactions with Related Parties [Abstract]
Fees and expenses	$ 2,466	$ 2,030
Current and Non-Current Portions of Long-term Debt [Member]
Transactions with Related Parties [Abstract]
Financing fees	0	306
Management Fees - Related Parties [Member]
Transactions with Related Parties [Abstract]
Management fees	1,024	948
Accounting and reporting cost	180	180
Vessel Operating Expenses [Member]
Transactions with Related Parties [Abstract]
Superintendent fees	0	14
Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Commission on charter hire revenue	549	508
Dry-Docking Costs [Member]
Transactions with Related Parties [Abstract]
Superintendent fees	0	74
Gain from Vessel Sales [Member]
Transactions with Related Parties [Abstract]
Commission for sale and purchase of vessels	$ 713	$ 0